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Fidelity Management & Research Company 82 Devonshire Street Boston MA 02109-3614 617 563 7000

November 1, 2011

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: File Room

RE:	Fidelity Salem Street Trust (f/k/a Fidelity Fixed-Income Trust) (the trust):

Fidelity Corporate Bond Fund
Fidelity Conservative Income Bond Fund
Fidelity Intermediate Bond Fund
Fidelity Investment Grade Bond Fund
Fidelity Series Investment Grade Bond Fund
Fidelity Short-Term Bond Fund
Spartan U.S. Bond Index Fund (f/k/a Fidelity U.S. Bond Index Fund)(the funds)

File Nos. (002-41839) and (811-02105)

__________________________________________________________________________

Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectuses with respect to the above referenced funds and the Statements of Additional Information with respect to Fidelity Corporate Bond Fund, Fidelity Conservative Income Bond Fund, and Spartan U.S. Bond Index Fund (f/k/a Fidelity U.S. Bond Index Fund) do not differ from those filed in the most recent post-effective amendment, which was filed electronically.

||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||	Very truly yours,

/s/ Scott C. Goebel
Scott C. Goebel
Secretary of the Trust